Financial Instruments Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Notional amount	$ 188,050	$ 178,698
Total government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Notional amount	29,133	28,536
Total government issued or guaranteed debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	27,665	26,527
Total government issued or guaranteed debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	1,468	2,009
Canadian federal government
Disclosure of financial assets [line items]
Notional amount	7,893	7,537
Canadian federal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	7,413	6,803
Canadian federal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	480	734
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Notional amount	16,080	15,655
Canadian provincial and municipal government | FVTPL
Disclosure of financial assets [line items]
Notional amount	15,843	15,302
Canadian provincial and municipal government | FVOCI
Disclosure of financial assets [line items]
Notional amount	237	353
U.S. government and agency
Disclosure of financial assets [line items]
Notional amount	1,519	1,135
U.S. government and agency | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,124	626
U.S. government and agency | FVOCI
Disclosure of financial assets [line items]
Notional amount	395	509
Other foreign government
Disclosure of financial assets [line items]
Notional amount	3,641	4,209
Other foreign government | FVTPL
Disclosure of financial assets [line items]
Notional amount	3,285	3,796
Other foreign government | FVOCI
Disclosure of financial assets [line items]
Notional amount	356	413
Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	42,288	41,013
Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	35,431	33,394
Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	6,857	7,619
Asset-backed securities
Disclosure of financial assets [line items]
Notional amount	14,197	12,406
Asset-backed securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	9,503	8,185
Asset-backed securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	4,694	4,221
Total debt securities
Disclosure of financial assets [line items]
Notional amount	85,618	81,955
Total debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	72,599	68,106
Total debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	13,019	13,849
Financials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	12,363	11,552
Financials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	9,759	8,659
Financials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	2,604	2,893
Utilities | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	7,673	7,622
Utilities | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	6,994	6,859
Utilities | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	679	763
Industrials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	5,137	5,375
Industrials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	4,345	4,424
Industrials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	792	951
Energy | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	3,917	3,704
Energy | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	3,424	3,258
Energy | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	493	446
Communication services | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,842	3,020
Communication services | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	2,575	2,647
Communication services | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	267	373
Real estate | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,414	2,305
Real estate | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	2,007	1,882
Real estate | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	407	423
Health care | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	2,197	2,007
Health care | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,820	1,644
Health care | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	377	363
Consumer staples | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,793	1,557
Consumer staples | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,541	1,301
Consumer staples | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	252	256
Consumer discretionary | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,760	1,758
Consumer discretionary | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	1,109	1,011
Consumer discretionary | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	651	747
Information technology | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,074	1,092
Information technology | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	964	890
Information technology | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	110	202
Materials | Total corporate debt securities
Disclosure of financial assets [line items]
Notional amount	1,118	1,021
Materials | Total corporate debt securities | FVTPL
Disclosure of financial assets [line items]
Notional amount	893	819
Materials | Total corporate debt securities | FVOCI
Disclosure of financial assets [line items]
Notional amount	$ 225	$ 202